Note 6 - Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes
Note 6 - Related Party Transactions	NOTE 6 – RELATED PARTY TRANSACTIONS During the period ended June 30, 2012, the Company paid $11,000 in management fees to its parent company, Portus, Inc.	NOTE 7 – RELATED PARTY TRANSACTIONS During 2012, the Company paid $180,800 in management fees to its parent company, Portus, Inc.